Summary of Significant Accounting Policies (table)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Equity-Method Investments

	Equity Investments
thousands	Fort Union (1)	White Cliffs (2)	Rendezvous (3)

Balance at December 31, 2009	$20,060	$1,284	$78,216
Investment earnings, net of amortization	5,723	917	988
Contributions	310	—	—
Distributions	(4,665)	(1,270)	(5,038)
Acquisition of additional 9.6% interest from third party	—	18,047	—
Other	—	—	(110)
Balance at December 31, 2010	$21,428	$18,978	$74,056
Investment earnings, net of amortization	6,067	4,023	1,171
Contributions	—	93	—
Distributions	(5,227)	(5,384)	(5,388)
Balance at December 31, 2011	$22,268	$17,710	$69,839

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(1)       The Partnership has a 14.81% interest in Fort Union, a joint venture which owns a gathering pipeline and treating facilities in the Powder River Basin. Anadarko is the construction manager and physical operator of the Fort Union facilities. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the owners' firm gathering agreements, require 65% or unanimous approval of the owners. Each of the joint venture members has pledged its respective equity interest to the administrative agent of Fort Union's credit agreement.

(2)       The Partnership has a 10% interest in White Cliffs, a limited liability company which owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma and became operational in June 2009. The third-party majority owner is the manager of the White Cliffs operations. Certain business decisions, including, but not limited to, approval of annual budgets and decisions with respect to significant expenditures, contractual commitments, acquisitions, material financings, dispositions of assets or admitting new members, require more than 75% approval of the members.

(3)       The Partnership has a 22% interest in Rendezvous, a limited liability company that operates gas gathering facilities in southwestern Wyoming. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the members' gas servicing agreements, require unanimous approval of the members.